Bank loans (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Assets that are Pledged as Collateral for Borrowings

Summarized below are borrowings as of December 31, 2010 and 2011:

	December 31, 2010		December 31, 2011
	Pledged Cash and Investments	Outstanding Loan Balance	Pledged Cash and Investments	Outstanding Loan Balance
Bank of China (New York) Limited	—	—	—	$50,000
Bank of China (Hong Kong) Limited	—	—	—	35,025
China Industrial Bank	—	—	—	475

	—	—	—	85,500
Less:
Non-current portion	—	—	—	35,025

Current portion	—	—	—	$50,475